UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

Cash Reserves Fund

(TSCXX)

This annual shareholder report contains important information about Cash Reserves Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserves Fund	$41	0.40%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,879,663
Number of Portfolio Holdings	222
Investment Advisory Fees Paid (000s)	$18,953

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	19.5%
Financial Company Commercial Paper	17.1
Certificate of Deposit	15.4
Non-Financial Company Commercial Paper	14.5
Asset Backed Commercial Paper	12.3
U.S. Treasury Debt	8.4
Other Instruments	5.1
U.S. Treasury Repurchase Agreement	4.9
Insurance Company Funding Agreement	2.1
U.S. Government Agency Repurchase Agreement	1.7
Other Asset Backed Securities	0.6
Other Assets less Liabilities	-1.6

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	8.4%
Federal Reserve Bank of New York	4.9
Royal Bank of Canada	2.8
Nordea Bank	2.6
Canadian Imperial Bank of Commerce	2.1
Erste Finance Delaware	2.0
Toronto-Dominion Bank	2.0
Credit Agricole	1.8
BNP Paribas Securities	1.7
Ecmc Group	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695759

F85-052 12/24

Cash Reserves Fund

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

(TSCXX)

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$25,242	$24,796
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSCXX Cash Reserves Fund

T. ROWE PRICE Cash Reserves Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.05 0.05 0.01
(3)
—
(3) (4)
0.01
(3)
Net realized and unrealized
gain/loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from investment activities 0.05 0.05 0.01 —
(4)
0.01
Distributions
Net investment income (0.05) (0.05) (0.01) —
(4)
(0.01)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(5)
5.22% 4.65% 0.88%
(3)
0.01%
(3)
0.78%
(3)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.40% 0.40% 0.40% 0.42% 0.45%
Net expenses after waivers/
payments by Price Associates 0.40% 0.40% 0.31%
(3)
0.16%
(3)
0.43%
(3)
Net investment income 5.08% 4.59% 0.92%
(3)
0.01%
(3)
0.70%
(3)
Net assets, end of period (in
millions) $4,880 $4,606 $4,280 $3,711 $4,285
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.09%, 0.26% and 0.02% of average net assets) for the years ended
10/31/22, 10/31/21 and 10/31/20 respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Cash Reserves Fund
October 31, 2024

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
ASSET BACKED COMMERCIAL PAPER 12.3%
CAFCO, 5.12%, 1/29/25 (1) 25,000 24,684
CAFCO, 5.35%, 12/11/24 (1) 1,000 994
Chariot Funding, 5.20%, 5/28/25 (1) 14,000 14,000
Chariot Funding, 5.22%, 7/22/25 (1) 34,000 34,000
Charta, 4.84%, 11/1/24 (1) 41,400 41,400
Charta, 5.33%, 12/18/24 (1) 8,000 7,944
Charta, 5.35%, 12/11/24 (1) 6,000 5,964
Charta, 5.35%, 12/13/24 (1) 16,000 15,900
CRC Funding, 4.53%, 4/30/25 (1) 20,000 19,547
CRC Funding, 4.84%, 11/1/24 (1) 31,600 31,600
CRC Funding, 5.35%, 12/11/24 (1) 28,000 27,834
Fairway Finance, 5.32%, 1/6/25 (1) 12,000 11,883
Liberty Street Funding, 4.84%, 11/1/24 (1) 58,000 58,000
LMA-Americas, 4.56%, 4/23/25 (1) 23,000 22,496
LMA-Americas, 5.31%, 1/10/25 (1) 3,000 2,969
Manhattan Asset Funding, 4.85%, 11/1/24 (1) 30,956 30,956
Old Line Funding, 5.00%, 12/16/24 (1) 33,000 33,000
Old Line Funding, 5.50%, 11/7/24 (1) 14,700 14,686
Regency Markets No. 1, 4.85%, 11/19/24 (1) 28,000 27,932
Starbird Funding, 4.83%, 11/1/24 (1) 60,154 60,154
Starbird Funding, 5.18%, 2/3/25 (1) 20,000 20,000
Thunder Bay Funding, 4.46%, 6/5/25 (1) 37,000 36,024
Thunder Bay Funding, 5.34%, 11/25/24 (1) 11,000 10,961
Victory Receivables, 4.70%, 12/19/24 (1) 12,000 11,925
Victory Receivables, 4.74%, 1/3/25 (1) 36,000 35,701
Total Asset Backed Commercial Paper (Cost $600,554) 600,554
CERTIFICATE OF DEPOSIT 15.4%
DOMESTIC 2.6%
Bank of America, 5.18%, 7/30/25  3,000 3,000
Bank of Nova Scotia, FRN, SOFR + 0.35%, 5.16%, 10/23/25  28,000 28,000
Citibank, FRN, SOFR + 0.34%, 5.16%, 9/22/25  36,000 36,000
Citibank, FRN, SOFR + 0.35%, 5.17%, 10/27/25  6,000 6,000
HSBC Bank, FRN, SOFR + 0.35%, 5.16%, 7/23/25  30,000 30,000
Lloyds Bank Corporate Markets, FRN, SOFR + 0.36%, 5.18%,
7/15/25  25,000 25,000
128,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
EURODOLLAR 9.0%
Canadian Imperial Bank of Commerce, 4.80%, 11/1/24  52,000 52,000
Credit Agricole, 4.81%, 11/1/24  65,000 65,000
Nordea Bank, 4.80%, 11/1/24  128,000 128,000
Royal Bank of Canada, 4.81%, 11/1/24  89,000 89,000
Svenska Handelsbanken, 4.80%, 11/1/24  60,000 60,000
Toronto-Dominion Bank, 4.81%, 11/1/24  48,000 48,000
442,000
YANKEE 3.8%
BNP Paribas, FRN, SOFR + 0.27%, 5.08%, 6/3/25  28,000 28,000
Credit Agricole, FRN, SOFR + 0.35%, 5.16%, 7/21/25  22,000 22,000
HSBC Bank, FRN, SOFR + 0.35%, 5.16%, 6/6/25  14,000 14,000
Lloyds Bank Corporate Markets, FRN, SOFR + 0.36%, 5.18%,
5/2/25  500 500
Lloyds Bank Corporate Markets, FRN, SOFR + 0.36%, 5.70%,
7/9/25  23,000 23,000
Standard Chartered Bank, FRN, SOFR + 0.40%, 5.21%,
10/6/25  23,000 23,000
Toronto-Dominion Bank, 4.50%, 10/29/25  18,000 18,000
Toronto-Dominion Bank, FRN, SOFR + 0.38%, 5.20%, 8/15/25  17,000 17,000
Toronto-Dominion Bank, FRN, SOFR + 0.38%, 5.20%, 9/23/25  13,000 13,000
Westpac Banking, FRN, SOFR + 0.54%, 5.35%, 11/7/24  22,000 22,002
180,502
Total Certificate of Deposit (Cost $750,502) 750,502
FINANCIAL COMPANY COMMERCIAL PAPER 17.1%
ABN AMRO Funding, 4.84%, 11/1/24 (1) 50,000 50,000
ABN AMRO Funding, 4.96%, 4/24/25 (1) 33,000 32,209
ASB Bank, 5.03%, 4/3/25 (1) 31,000 31,000
Banco Santander, 5.24%, 6/2/25 (1) 20,000 19,380
Bank of Montreal, 5.21%, 7/31/25 (1) 36,000 36,000
Bank of Nova Scotia, 5.19%, 8/19/25 (1) 20,000 20,000
Barclays Bank, 4.85%, 11/4/24 (1) 12,000 11,995
Barclays Bank, 4.85%, 11/7/24 (1) 25,000 24,980
Barclays Bank, 5.25%, 3/12/25 (1) 25,700 25,209
Barclays Bank, 5.33%, 1/21/25 (1) 10,000 9,880
BPCE, 4.44%, 7/21/25 (1) 16,000 15,483
BPCE, 5.20%, 1/31/25 (1) 30,000 29,606
Canadian Imperial Bank of Commerce, 5.21%, 7/24/25 (1) 23,500 23,500
Canadian Imperial Bank of Commerce, 5.22%, 8/15/25 (1) 25,000 25,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Danske Bank, 5.33%, 12/13/24 (1) 24,000 23,851
DBS Bank, 4.765%, 11/27/24 (1) 23,000 22,921
DBS Bank, 5.23%, 11/1/24 (1) 25,000 25,000
Erste Finance Delaware, 4.82%, 11/1/24 (1) 60,000 60,000
Erste Finance Delaware, 4.83%, 11/5/24 (1) 37,000 36,980
ING (U.S.) Funding, 5.13%, 2/18/25 (1) 25,000 24,612
ING (U.S.) Funding, 5.14%, 5/22/25 (1) 20,000 20,000
ING (U.S.) Funding, 5.27%, 2/7/25 (1) 3,500 3,450
National Australia Bank, 4.99%, 4/4/25 (1) 48,000 48,000
National Securities Clearing, 5.30%, 11/4/24 (1) 14,500 14,493
Oversea-Chinese Banking, 5.06%, 1/14/25 (1) 16,000 16,000
Oversea-Chinese Banking, 5.07%, 3/5/25 (1) 6,000 6,000
Pacific Life Short Term Funding, 5.36%, 12/24/24 (1) 2,000 1,984
Royal Bank of Canada, 5.21%, 7/17/25 (1) 27,000 27,000
Royal Bank of Canada, 5.21%, 7/21/25 (1) 20,000 20,000
Standard Chartered Bank, 4.36%, 10/30/25 (1) 25,000 23,901
Standard Chartered Bank, 5.53%, 11/1/24 (1) 24,000 24,000
Swedbank, 5.13%, 5/9/25 (1) 33,000 33,000
United Overseas Bank, 5.041%, 2/5/25 (1) 48,300 48,299
Total Financial Company Commercial Paper (Cost $833,733) 833,733
INSURANCE COMPANY FUNDING AGREEMENT 2.1%
Metropolitan Life Global Funding I, 0.95%, 7/2/25 (2) 7,990 7,784
Metropolitan Life Global Funding I, 2.80%, 3/21/25 (2) 6,000 5,957
New York Life Global Funding, 1.45%, 1/14/25 (2) 3,900 3,871
New York Life Global Funding, 2.00%, 1/22/25 (2) 14,900 14,796
New York Life Global Funding, FRN, SOFR + 0.65%, 5.46%,
5/2/25 (2) 1,605 1,608
Pacific Life Global Funding II, 1.20%, 6/24/25 (2) 12,707 12,425
Pacific Life Global Funding II, FRN, SOFR + 0.80%, 5.739%,
12/6/24 (2) 1,882 1,883
Pricoa Global Funding I, 1.15%, 12/6/24 (2) 6,213 6,188
Pricoa Global Funding I, 4.20%, 8/28/25 (2) 1,500 1,495
Principal Life Global Funding II, 1.25%, 6/23/25 (2) 1,185 1,159
Principal Life Global Funding II, 1.375%, 1/10/25 (2) 15,225 15,120
Principal Life Global Funding II, 2.25%, 11/21/24 (2) 30,897 30,846
Total Insurance Company Funding Agreement (Cost $103,132) 103,132
NON-FINANCIAL COMPANY COMMERCIAL
PAPER 14.5%
Ascension Health Alliance, 4.75%, 1/14/25  17,000 16,834

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Ascension Health Alliance, 4.75%, 1/28/25  21,000 20,756
Aspirus, Series 2021, 4.84%, 12/5/24  13,000 13,000
Banner Health, Series 2015, 4.82%, 11/26/24  13,000 13,000
Banner Health, Series 2015, 4.90%, 11/20/24  4,600 4,600
Banner Health, Series 2015, 5.00%, 11/13/24  9,000 9,000
BJC Health System, 4.86%, 11/14/24  1,500 1,500
Charlotte-Mecklenburg Hospital Authority, 5.22%, 11/26/24  4,000 3,985
Cisco Systems, 4.63%, 3/14/25 (1) 7,000 6,880
Cisco Systems, 5.00%, 2/21/25 (1) 27,000 26,580
City of Hope, 5.13%, 12/4/24  32,000 31,850
City of Philadelphia, Series C-1, 5.30%, 11/13/24  27,000 27,000
Idaho Housing & Finance Association, 4.82%, 12/3/24  12,000 12,000
Idaho Housing & Finance Association, 4.90%, 11/12/24  12,000 12,000
Idaho Housing & Finance Association, 5.28%, 11/5/24  9,000 9,000
John Muir Health, 5.36%, 1/7/25  6,000 5,940
Kaiser Foundation Hospitals, 4.81%, 12/5/24  7,000 6,968
Kaiser Foundation Hospitals, 5.23%, 11/20/24  22,454 22,392
Kaiser Foundation Hospitals, 5.25%, 11/14/24  16,359 16,328
Leland Stanford Junior University, 5.35%, 1/16/25  13,000 12,853
Leland Stanford Junior University, 5.35%, 1/21/25  2,000 1,976
Leland Stanford Junior University, 5.35%, 1/24/25  25,100 24,787
Los Angeles Municipal Improvement, 4.80%, 1/22/25  6,000 6,000
Los Angeles Municipal Improvement, 4.90%, 11/21/24  6,500 6,500
Los Angeles Wastewater System, Series B-2, 4.78%, 1/8/25  10,000 10,000
Massachusetts EFA, Series A, 4.82%, 12/5/24  12,650 12,650
Massachusetts EFA, Series A, 5.20%, 11/7/24  12,000 12,000
Mercy Health, 4.70%, 1/15/25  16,000 15,843
Northwestern Memorial HealthCare, 4.86%, 12/3/24  35,000 34,849
Northwestern University, 4.75%, 1/30/25  20,000 19,763
PepsiCo, 5.25%, 11/1/24 (1) 4,000 4,000
Sentara Health, 4.87%, 11/20/24  10,000 10,000
South Carolina Public Service Auth., Series AA, 4.84%,
12/4/24  9,000 9,000
South Carolina Public Service Auth., Series AA, 4.90%,
11/13/24  20,116 20,116
SSM Health Care, Series A, 4.72%, 1/23/25  28,000 27,695
SSM Health Care, Series A, 4.75%, 12/19/24  17,000 16,892
State of Tennessee, Series 00-B, 4.77%, 1/9/25  1,681 1,681
TotalEnergies Capital, 4.82%, 11/7/24 (1) 48,000 47,961
Toyota Credit de Puerto Rico, 4.79%, 3/6/25  29,000 28,518
Toyota Credit de Puerto Rico, 4.79%, 3/10/25  3,000 2,949
Toyota Credit de Puerto Rico, 5.42%, 11/4/24  5,000 4,998
Toyota Credit de Puerto Rico, 5.42%, 12/5/24  1,000 995
Toyota Credit de Puerto Rico, 5.43%, 12/2/24  10,000 9,953

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Trinity Health, 5.35%, 1/16/25  4,000 3,955
Univ. of California, Series B, 5.25%, 11/14/24  13,500 13,474
Univ. of Chicago, 5.25%, 3/20/25  31,000 30,372
Vermont Economic Dev. Auth., Series C, 4.88%, 11/12/24  9,000 9,000
Walmart, 4.81%, 11/6/24 (1) 48,000 47,968
Total Non-Financial Company Commercial Paper (Cost $706,361) 706,361
OTHER ASSET BACKED SECURITIES 0.6%
ARI Fleet Lease Trust, Series 2024-B, Class A1, 5.612%,
6/16/25 (2) 5,376 5,376
Carvana Auto Receivables Trust, Series 2024-P3, Class A1,
5.198%, 10/10/25  6,025 6,025
Dell Equipment Finance Trust, Series 2024-1, Class A1,
5.568%, 4/22/25 (2) 3,674 3,674
Enterprise Fleet Financing, Series 2024-2, Class A1, 5.613%,
5/20/25 (2) 8,586 8,586
SBNA Auto Lease Trust, Series 2024-C, Class A1, 5.246%,
9/22/25 (2) 3,449 3,449
Verdant Receivables, Series 2024-1A, Class A1, 5.695%,
6/12/25 (2) 1,798 1,798
Total Other Asset Backed Securities (Cost $28,908) 28,908
OTHER INSTRUMENTS 5.1%
Bank of America, 5.30%, 4/10/25  44,000 44,000
Bank of America, 5.65%, 8/18/25  1,350 1,359
BPCE, 1.625%, 1/14/25 (2) 2,298 2,280
Citibank, FRN, SOFR + 0.805%, 5.728%, 9/29/25  6,270 6,289
Cooperatieve Rabobank, 1.375%, 1/10/25  20,090 19,944
PepsiCo, FRN, SOFRINDX + 0.40%, 5.517%, 11/12/24  43,972 43,973
PNC Bank, 2.95%, 2/23/25  12,651 12,559
PNC Bank, 3.25%, 6/1/25  14,060 13,886
Roche Holdings, FRN, SOFR + 0.56%, 5.497%, 3/10/25 (2) 875 876
Skandinaviska Enskilda Banken, 3.70%, 6/9/25 (2) 5,000 4,978
Swedbank, 3.356%, 4/4/25 (2) 15,000 14,895
Truist Bank, 2.15%, 12/6/24  13,924 13,873
U.S. Bancorp, 1.45%, 5/12/25  9,120 8,930
U.S. Bank, 2.05%, 1/21/25  8,285 8,220
U.S. Bank, 2.80%, 1/27/25  21,485 21,345
UBS, 1.375%, 1/13/25 (2) 5,500 5,458
UBS, 2.95%, 4/9/25  13,982 13,870
UBS, 3.70%, 2/21/25  2,164 2,156
UBS, 5.80%, 9/11/25  3,230 3,262

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
UBS, FRN, SOFRINDX + 1.26%, 6.336%, 2/21/25  2,453 2,460
Westpac Banking, 2.35%, 2/19/25  5,963 5,921
Total Other Instruments (Cost $250,534) 250,534
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT 1.7%(3)
BNP Paribas Securities, Tri-Party, Dated 10/31/24, 4.86%,
Delivery Value of $82,891 on 11/1/24, Collateralized by U.S.
Government securities, 0.13% - 4.63%, 6/30/26 - 10/31/31,
valued at $84,538  82,880 82,880
Total U.S. Government Agency Repurchase Agreement (Cost $82,880) 82,880
U.S. TREASURY DEBT 8.4%
U.S. Treasury Notes, FRN, 3M UST + 0.125%, 4.667%,
7/31/25  133,000 132,980
U.S. Treasury Notes, FRN, 3M UST + 0.15%, 4.692%, 4/30/26  50,000 49,995
U.S. Treasury Notes, FRN, 3M UST + 0.17%, 4.712%,
10/31/25  119,000 118,967
U.S. Treasury Notes, FRN, 3M UST + 0.182%, 4.724%,
7/31/26  55,000 55,000
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 4.742%, 1/31/25  53,300 53,300
Total U.S. Treasury Debt (Cost $410,242) 410,242
U.S. TREASURY REPURCHASE AGREEMENT 4.9%(3)
Federal Reserve Bank of New York, Tri-Party, Dated 10/31/24,
4.80%, Delivery Value of $240,032 on 11/1/24, Collateralized
by U.S. Government securities, 1.63% - 2.88%, 5/15/25 -
5/15/32, valued at $240,032  240,000 240,000
Total U.S. Treasury Repurchase Agreement (Cost $240,000) 240,000
VARIABLE RATE DEMAND NOTES 19.5%
AHI Fund II, VRDN, 4.90%, 11/1/53  44,000 44,000
Alaska HFC, State Capital Project, Series A, VRDN, 4.85%,
12/1/44  17,770 17,770
Alaska HFC, State Capital Project, Series A, VRDN, 4.86%,
12/1/43  30,000 30,000
Alaska HFC, State Capital Project, Series B, VRDN, 4.84%,
12/1/47  2,500 2,500
Andrew W. Mellon Foundation, VRDN, 4.85%, 12/1/32  14,000 14,000
Baltimore, VRDN, 4.85%, 7/1/32  19,960 19,960

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
California PFA, Series B, VRDN, 4.83%, 12/1/64  24,000 24,000
California PFA, Series C, VRDN, 4.83%, 12/1/64  24,000 24,000
Charlotte, NASCAR, Series D, COP, VRDN, 4.92%, 6/1/35  44,605 44,605
Colorado Housing & Fin. Auth., Single Family, Series B-1,
VRDN, 4.85%, 5/1/34  2,585 2,585
Colorado Housing & Fin. Auth., Single Family, Series C-2,
VRDN, 4.85%, 11/1/50  14,800 14,800
Colorado Housing & Fin. Auth., Single Family, Series C-2,
VRDN, 4.85%, 11/1/54  500 500
Colorado Housing & Fin. Auth., Single Family, Series E-2,
VRDN, 4.85%, 11/1/54  7,000 7,000
Colorado Housing & Fin. Auth., Single Family, Series K-2,
VRDN, 4.85%, 11/1/46  14,585 14,585
Colorado Housing & Fin. Auth., Single Family, Series Q-2,
VRDN, 4.85%, 11/1/48  7,800 7,800
Colorado Housing & Fin. Auth., Social Bond, Series C-2,
VRDN, 4.85%, 5/1/51  6,615 6,615
Colorado Housing & Fin. Auth., Social Bond, Series F-2,
VRDN, 4.87%, 5/1/55  7,320 7,320
Cook County, Series D, GO, VRDN, 4.83%, 11/1/30  44,800 44,800
Ecmc Group, Series 23-1, VRDN, 4.87%, 12/1/50  37,530 37,530
Ecmc Group, Series 24-2, VRDN, 4.87%, 12/1/54  45,000 45,000
Illinois Fin. Auth., Carle Foundation, Series B, VRDN, 4.83%,
2/15/46  35,000 35,000
Iowa Student Loan Liquidity, Series 2023-1, VRDN, 4.87%,
3/1/53  22,835 22,835
Maricopa County IDA, Banner Health, Series B-1, VRDN,
4.85%, 1/1/56  17,300 17,300
Maricopa County IDA, Banner Health, Series B-2, VRDN,
4.82%, 1/1/61  1,350 1,350
Maryland CDA, Series B, VRDN, 4.85%, 9/1/33  15,465 15,465
Maryland CDA, Series F, VRDN, 4.85%, 9/1/44  11,745 11,745
Massachusetts Dev. Fin. Agency, Babson College, Series B,
VRDN, 4.83%, 10/1/31  6,530 6,530
Michigan State Housing Dev. Auth., Series C, GO, VRDN,
4.83%, 6/1/54  12,000 12,000
Minnesota Housing Fin. Agency, Series H, VRDN, 4.85%,
1/1/50  24,095 24,095
Minnesota Housing Fin. Agency, Series T, VRDN, 4.85%,
7/1/54  13,285 13,285
Minnesota Housing Fin. Agency, Series V, VRDN, 4.85%,
7/1/50  9,500 9,500
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 4.89%, 7/1/39  6,700 6,700
New York City Housing Dev., Series F-2, VRDN, 4.85%, 5/1/60  36,740 36,740

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
New York Mortgage Agency, Series 216, VRDN, 4.85%,
10/1/48  14,125 14,125
New York Mortgage Agency, Series 224, VRDN, 4.85%, 4/1/41  25,600 25,600
New York Mortgage Agency, Series 238, VRDN, 4.85%,
10/1/45  29,800 29,800
New York State Housing Fin. Agency, Series A, VRDN, 4.85%,
11/1/45  11,415 11,415
North Texas Higher Ed. Auth., Series 2023-1, VRDN, 4.87%,
12/1/53  33,228 33,228
Pennsylvania Higher Ed. Assistance Agency, Series A, VRDN,
4.85%, 6/1/54  24,993 24,993
Private Colleges & Univ. Auth., Emory Univ., Series C-1,
VRDN, 4.85%, 9/1/52  45,350 45,350
Southern Ute Indian Tribe, VRDN, 4.92%, 1/1/27 (2) 46,695 46,695
Texas State, Series A, GO, VRDN, 4.85%, 12/1/51  30,000 30,000
Texas State, Series A, GO, VRDN, 4.88%, 12/1/54  21,140 21,140
Univ. of California, Series Z-1, VRDN, 4.85%, 7/1/41  2,800 2,800
Univ. of California, Series Z-2, VRDN, 4.87%, 7/1/41  13,850 13,850
Wisconsin Housing & Economic Dev. Auth., Series B, VRDN,
4.83%, 9/1/37  385 385
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
4.83%, 5/1/30  2,845 2,845
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
4.83%, 11/1/30  25,200 25,200
Total Variable Rate Demand Notes (Cost $949,341) 949,341
Total Investments in Securities
 101.6% of Net Assets (Cost $4,956,187) $ 4,956,187
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,567,676 and represents 32.1% of net assets.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $201,197 and represents 4.1% of net assets.
(3) See Note 3. Collateralized by U.S. government securities valued at $324,570 at October 31, 2024.
3M UST Three month U.S. Treasury bill yield
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority

T. ROWE PRICE Cash Reserves Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
FRN Floating Rate Note
GO General Obligation
HFC Housing Finance Corporation
IDA Industrial Development Authority/Agency
PFA Public Finance Authority/Agency
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Cash Reserves Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $4,956,187) $ 4,956,187
Interest receivable 14,949
Receivable for shares sold 8,954
Receivable for investment securities sold 2,810
Cash 78
Total assets 4,982,978
Liabilities
Payable for investment securities purchased 91,943
Payable for shares redeemed 9,484
Investment management and administrative fees payable 1,696
Other liabilities 192
Total liabilities 103,315
NET ASSETS $ 4,879,663
Net Assets Consist of:
Total distributable earnings (loss) $ 806
Paid-in capital applicable to 4,878,166,266 shares of
$0.0001 par value capital stock outstanding; 10,000,000,000
shares of the Corporation authorized 4,878,857
NET ASSETS $ 4,879,663
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Cash Reserves Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Investment Income (Loss)
Interest income $ 258,845
Expenses
Investment management and administrative expense $ 18,953
Net investment income 239,892
Realized and Unrealized Gain / Loss –
Net realized gain on securities 87
INCREASE IN NET ASSETS FROM OPERATIONS $ 239,979

T. ROWE PRICE Cash Reserves Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 239,892 $ 205,211
Net realized gain 87 13
Increase in net assets from operations 239,979 205,224
Distributions to shareholders
Net earnings (240,507) (203,857)
Capital share transactions
*
Shares sold 2,269,280 2,128,365
Distributions reinvested 237,181 201,082
Shares redeemed (2,232,727) (2,004,584)
Increase in net assets from capital share
transactions 273,734 324,863
Net Assets
Increase during period 273,206 326,230
Beginning of period 4,606,457 4,280,227
End of period $ 4,879,663 $ 4,606,457
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Cash Reserves Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions if the fund’s Board of Directors determine that doing so is in the best interests of the shareholders.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally

T. ROWE PRICE Cash Reserves Fund

4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Cash Reserves Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On October 31, 2024, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

T. ROWE PRICE Cash Reserves Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price Associates’ approved list.
All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE Cash Reserves Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2024, the tax-basis cost of investments was as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.40%
of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 240,507 $ 203,857
($000s)
Cost of investments $ 4,956,187
($000s)
Undistributed ordinary income $ 806
Total distributable earnings (loss) $ 806

T. ROWE PRICE Cash Reserves Fund

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/
paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31,
2024, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund.
Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent.
Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events

T. ROWE PRICE Cash Reserves Fund

may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Cash Reserves Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Summit Funds, Inc. and
Shareholders of T. Rowe Price Cash Reserves Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Cash Reserves Fund (constituting
T. Rowe Price Summit Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended
October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31,
2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Cash Reserves Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Cash Reserves Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For nonresident alien shareholders, $180,784,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $204,900,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F85-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024
By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024